Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax
Schedule of income tax reconciliation

	December 31,	December 31,	December 31,
	2023	2022	2021
(Loss) income before income taxes	$(64,666)	$12,551	$(34,916)
Statutory tax rate	26.5%	26.5%	26.5%
Expected expense (recovery) at statutory rate	(17,136)	3,326	(9,252)
Tax rate difference	(1)	—	—
Permanent differences	107	(3,286)	4,343
Flow through share renunciation	—	—	348
Change in unrecognized deferred tax assets	17,699	(40)	4,561
True up	(170)	—	—
Share issuance costs	(515)	—	—
Other	16	—	—
Income tax expense (recovery)	$—	$—	$—

Schedule of company's deferred income tax assets (liabilities)

	December 31,	December 31,	December 31,
	2023	2022	2021
Deferred tax liabilities:
Convertible notes payable	$(6,475)	$(5,659)	$—
Property, plant and equipment	—	(2,933)	(448)
	$(6,475)	$(8,592)	$(448)
Deferred tax assets:
Non-capital loss	$6,475	$6,823	$448
Financial derivative liability	—	1,769	—
	6,475	$8,592	$448
Deferred income tax assets / (liabilities)	$—	$—	$—

Schedule of unrecognized deductible temporary differences

	December 31,	December 31,
	2023	2022
Non-capital loss carry-forwards	$51,652	$29,192
Exploration and evaluation properties	20,630	19,937
Property, Plant and Equipment	39,973	—
Capital loss carry forward	26,835	21,542
Other	10,683	11,445
Total unrecognized temporary differences	$149,773	$82,116

Schedule of non-capital loss carryforwards

	December 31,	December 31,
Year	2023	2022
2035	$—	$1,213
2036	—	4,069
2037	31	1,172
2038	361	7,453
2039	1,440	1,440
2040	3,402	7,109
2041	8,340	14,931
2042	14,318	15,189
2043	20,877	—
Total	$48,769	$52,576